Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Provision for contingencies civil and labor

	December 31, 2024	December 31, 2023

Civil	73,114	43,716
Labor	41,846	53,503
	114,960	97,219

Current	43,820	91,490
Non-Current	71,140	5,729

Statement of changes in the provision for contingencies
Below it is demonstrated the movements of the provision for contingencies in the year ended December 31, 2024:

On December 31, 2022	60,603
Accrual	69,916
Settlement	(28,652)
Reversal	(10,719)
Interest	6,071
On December 31, 2023	97,219
Accrual(i)	106,569
Settlement	(35,291)
Reversal (ii)	(60,860)
Interest	7,323
On December 31, 2024	114,960

(i)In 2024, the Group has decided to review the probability of loss for the provision for civil contingencies, obtaining an increase of provision in the amount of R$14,752.
(ii)In 2024, the Group has decided to review the assumptions of the provision for labor contingencies related to the historical period considered in estimating the percentage for provision, obtaining a reversal of R$32,543